Income Taxes (Details) $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 CAD ($)
Income Taxes [Line Items]
Deferred tax assets	$ 3,059		$ 2,954
Foreign tax credits	11,500
Taxes payable recognized	$ 2,600
Foreign tax credit expire date	The credits are due to expire between 2025 and 2034.	The credits are due to expire between 2025 and 2034.
Loss carry forwards expire	expire starting in 2038	expire starting in 2038
Taxable income generated percentage	30.00%	30.00%
Annual allowance (in Pounds) | £		£ 5
Unused interest deductions carried forward	$ 389,200
Deferred tax liabilities	175,544		235,247
Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	600
Deferred Tax Liabilities [Member]
Income Taxes [Line Items]
Deferred tax liabilities	437,500
Brazil [Member]
Income Taxes [Line Items]
Tax losses	1,600
Brazil [Member] | Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	3,100		$ 3,000
United Kingdom [Member]
Income Taxes [Line Items]
Foreign tax credits	11,200
Tax losses	$ 131,900
Taxable income generated percentage	50.00%	50.00%
United Kingdom [Member] | Tax Losses [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 21,600
United States [Member]
Income Taxes [Line Items]
Foreign tax credits	157,600
Tax losses	$ 5,100
Taxable income generated percentage	80.00%	80.00%
Unrestricted taxable income not subject to limitation	50.00%	50.00%
United States [Member] | Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 182,100
Canada [Member]
Income Taxes [Line Items]
Deferred tax assets	14,700
Tax losses	129,000
Capital loss	7,700
Canada [Member] | Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 7,200